UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	February 1, 2000

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	124

Form 13F Information Table Value Total:	126565



List of Other included Managers:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      COM              00130H105      650     8700 SH       SOLE                     8700
                                                              1112    14875 SH       DEFINED                 14875
Abbott Laboratories Inc.       COM              002824100      100     2750 SH       SOLE                     2750
                                                              1251    34460 SH       DEFINED                 34460
Alltel Corp.                   COM              020039103      298     3600 SH       DEFINED                  3600
America Online Inc.            COM              02364j104      212     2800 SH       DEFINED                  2800
American Home Products         COM              026609107      954    24300 SH       DEFINED                 24300
American Int'l Group Inc.      COM              026874107      165     1525 SH       SOLE                     1525
                                                              1717    15877 SH       DEFINED                 15877
Anheuser Busch Co.             COM              035229103      652     9200 SH       DEFINED                  9200
Apple Computer Inc.            COM              037833100      463     4500 SH       DEFINED                  4500
BP Amoco PLC - Sponsored ADR   COM              055622104      247     4157 SH       SOLE                     4157
                                                              3020    50925 SH       DEFINED                 50925
Bank of New York Inc.          COM              064057102      270     6750 SH       DEFINED                  6750
Bell Atlantic Corp.            COM              077853109      369     6000 SH       SOLE                     6000
                                                               145     2354 SH       DEFINED                  2354
Bristol-Myers Squibb Co.       COM              110122108      372     5800 SH       SOLE                     5800
                                                               135     2100 SH       DEFINED                  2100
Burlington Resources Inc.      COM              122014103       17      500 SH       SOLE                      500
                                                               268     8100 SH       DEFINED                  8100
CBS Corp.                      COM              12490K107      422     6600 SH       DEFINED                  6600
Cablevision Sys Corp-Cl A      COM              12686C109      317     4200 SH       DEFINED                  4200
Cardinal Health Inc.           COM              14149Y108      534    11146 SH       SOLE                    11146
                                                              1852    38687 SH       DEFINED                 38687
Carnival Cruise Line Inc. Cl A COM              143658102      964    20160 SH       DEFINED                 20160
Chevron Corp.                  COM              166751107      260     3000 SH       SOLE                     3000
                                                               500     5775 SH       DEFINED                  5775
Cisco Systems Inc.             COM              17275R102       21      200 SH       SOLE                      200
                                                              1220    11392 SH       DEFINED                 11392
Citigroup Inc.                 COM              172967101      794    14250 SH       SOLE                    14250
                                                              2890    51895 SH       DEFINED                 51895
Computer Sciences Corp.        COM              205363104      823     8700 SH       SOLE                     8700
                                                              3224    34070 SH       DEFINED                 34070
Conoco Inc. Class A.           COM              208251306       78     3150 SH       SOLE                     3150
                                                              1135    45850 SH       DEFINED                 45850
Dell Computer Corp.            COM              247025109     1055    20680 SH       DEFINED                 20680
Dover Corp.                    COM              260003108      363     8000 SH       DEFINED                  8000
EMC Corp.                      COM              268648102       22      200 SH       SOLE                      200
                                                              1088     9960 SH       DEFINED                  9960
El Paso Energy Corp.           COM              283905107      571    14700 SH       SOLE                    14700
                                                              2206    56835 SH       DEFINED                 56835
Electronic Data Systems Corp.  COM              285661104      800    11950 SH       SOLE                    11950
                                                              2862    42755 SH       DEFINED                 42755
Enron Corp.                    COM              293561106      506    11400 SH       SOLE                    11400
                                                              1381    31120 SH       DEFINED                 31120
Exxon Mobil Corp.              COM              30231g102      783     9720 SH       SOLE                     9720
                                                              2751    34142 SH       DEFINED                 34142
First Data Corp.               COM              319963104      102     2066 SH       SOLE                     2066
                                                               296     6000 SH       DEFINED                  6000
General Electric Co.           COM              369604103      712     4600 SH       SOLE                     4600
                                                              8660    55963 SH       DEFINED                 55963
Goldman Sachs Group            COM              38141G104      212     2250 SH       SOLE                     2250
                                                              1616    17160 SH       DEFINED                 17160
Hartford Life Inc.             COM              416592103      139     3150 SH       SOLE                     3150
                                                              2039    46345 SH       DEFINED                 46345
Health Management Associates   COM              421933102        8      600 SH       SOLE                      600
                                                              1076    80475 SH       DEFINED                 80475
Hewlett Packard Co.            COM              428236103      500     4400 SH       SOLE                     4400
                                                              1419    12475 SH       DEFINED                 12475
Home Depot Inc.                COM              437076102       21      300 SH       SOLE                      300
                                                              2882    41920 SH       DEFINED                 41920
Intel Corp.                    COM              458140100       18      220 SH       SOLE                      220
                                                               954    11590 SH       DEFINED                 11590
International Business Machine COM              459200101      934     8656 SH       DEFINED                  8656
Interpublic Group Cos. Inc.    COM              460690100     3022    52380 SH       DEFINED                 52380
J D Edwards & Co.              COM              281667105      341    11400 SH       DEFINED                 11400
Johnson & Johnson              COM              478160104      224     2400 SH       SOLE                     2400
                                                              3061    32825 SH       DEFINED                 32825
Kohl's Corp.                   COM              500255104      788    10910 SH       DEFINED                 10910
Lucent Technologies            COM              549463107       16      220 SH       SOLE                      220
                                                              1297    17290 SH       DEFINED                 17290
MBNA Corp.                     COM              55262L100      245     9000 SH       SOLE                     9000
                                                              2808   103054 SH       DEFINED                103054
MCI Worldcom Inc.              COM              55268b106      728    13725 SH       SOLE                    13725
                                                              2941    55425 SH       DEFINED                 55425
Marsh & Mclennan Cos.          COM              571748102      876     9150 SH       SOLE                     9150
                                                              3038    31745 SH       DEFINED                 31745
Medtronic Inc.                 COM              585055106      895    24550 SH       DEFINED                 24550
Merck & Co.                    COM              589331107      191     2850 SH       SOLE                     2850
                                                              1842    27410 SH       DEFINED                 27410
Motorola Inc.                  COM              620076109      464     3150 SH       DEFINED                  3150
Nortel Networks Corp.          COM              665815106      525     5200 SH       DEFINED                  5200
Northern Trust Corp.           COM              665859104      625    11800 SH       SOLE                    11800
                                                              1412    26640 SH       DEFINED                 26640
Omnicom Group Inc.             COM              681919106      160     1600 SH       SOLE                     1600
                                                              2556    25560 SH       DEFINED                 25560
Pepsico, Inc.                  COM              713448108      659    18700 SH       SOLE                    18700
                                                              2163    61360 SH       DEFINED                 61360
Procter & Gamble Co.           COM              742718109      701     6400 SH       SOLE                     6400
                                                              3676    33550 SH       DEFINED                 33550
SBC Communications Inc.        COM              78387G103      592    12150 SH       SOLE                    12150
                                                              2389    48999 SH       DEFINED                 48999
Safeway Inc.                   COM              786514208      443    12400 SH       SOLE                    12400
                                                              1457    40760 SH       DEFINED                 40760
Schlumberger Ltd.              COM              806857108      309     5500 SH       SOLE                     5500
                                                              2047    36470 SH       DEFINED                 36470
Solectron Corp.                COM              834182107      105     1100 SH       SOLE                     1100
                                                              1390    14610 SH       DEFINED                 14610
Sprint Corp. (FON)             COM              852061100      316     4700 SH       DEFINED                  4700
State Street Boston Corp.      COM              857477103      234     3200 SH       SOLE                     3200
                                                              2073    28375 SH       DEFINED                 28375
Sun Microsystems               COM              866810104       17      220 SH       SOLE                      220
                                                               914    11800 SH       DEFINED                 11800
Supervalu Inc.                 COM              868536103      212    10600 SH       DEFINED                 10600
Tennant Co.                    COM              880345103     3435   104894 SH       DEFINED                104894
Teradyne Inc.                  COM              880770102      264     4000 SH       DEFINED                  4000
Texas Utilities Co.            COM              882848104      249     7000 SH       SOLE                     7000
                                                                23      660 SH       DEFINED                   660
Time Warner Inc.               COM              887315109      152     2100 SH       SOLE                     2100
                                                              2217    30655 SH       DEFINED                 30655
Wal Mart Stores Inc.           COM              931142103     1231    17810 SH       DEFINED                 17810
Walgreen Co.                   COM              931422109      199     6800 SH       SOLE                     6800
                                                              3880   132650 SH       DEFINED                132650
Walt Disney Co.                COM              254687106       19      660 SH       SOLE                      660
                                                               339    11575 SH       DEFINED                 11575
Warner-Lambert Co.             COM              934488107      246     3000 SH       SOLE                     3000
                                                               348     4245 SH       DEFINED                  4245
Wells Fargo Bank               COM              949746101       20      500 SH       SOLE                      500
                                                              1090    26966 SH       DEFINED                 26966
Wrigley Wm Jr. Co.             COM              982526105      307     3704 SH       DEFINED                  3704
St. Mary Ld & Expl Co.                          792228108      768 31030.000SH       DEFINED             31030.000
Transocean Sedco Forex Inc                      G90078109       36 1064.800 SH       SOLE                 1064.800
                                                               238 7060.592 SH       DEFINED              7060.592
American Clay Works & Supply                    MI400130A      328 17360.000SH       DEFINED             17360.000